CONVERTIBLE PREFERRED STOCK (Details Narrative) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, voting rights	Each share of Series A and Series B has limited voting rights, is entitled to participate with the common stock on liquidation and holders of Series A and Series B are subject to beneficial ownership limitations.
Series A Convertible Preferred Stock [Member]
Convertible Preferred Stock, authorized (in shares)	37,564,767		37,564,767	37,564,767
Convertible preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Convertible preferred stock, outstanding (in shares)	0		0	304,778
Conversion of stock, shares converted (in shares)		40,000	304,778	20,000
Conversion of shares of preferred stock to common stock (in shares)		800,000	304,778	20,000
Series B Convertible Preferred Stock [Member]
Convertible Preferred Stock, authorized (in shares)	85		85	85
Convertible preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001	$ 0.001
Convertible preferred stock, outstanding (in shares)	0.85		0.85	0.85
Conversion of stock, shares converted (in shares)
Conversion of shares of preferred stock to common stock (in shares)	7,222,222			(0.07)